Fair Value (Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 64,869	$ 56,376
Trading securities	37,999	34,696
Total assets	102,868	91,072
Fair value of interest rate swap agreements	87,763	181,600
Total liabilities	87,763	181,600
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	64,869	56,376
Trading securities	37,999	34,696
Total assets	102,868	91,072
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of interest rate swap agreements	87,763	181,600
Total liabilities	$ 87,763	$ 181,600